Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Carrying amount and estimated useful lives of property, plant and equipment
Property, plant and equipment (including equipment under capital leases) consist of the following assets, which are depreciated or amortized on a straight-line basis over the estimated useful lives shown below:

	December 31,		Estimated
	2010	2009	Useful Lives

Customer equipment	$2,293,637	$2,051,840	3 to 5 years
Headends and related equipment	1,024,480	830,223	4 to 25 years
Central office equipment	655,953	606,481	5 to 10 years
Infrastructure	5,558,949	5,135,750	3 to 25 years
Equipment	1,255,762	1,180,023	2 to 10 years
Construction in progress (including materials and supplies)	68,138	68,528
Furniture and fixtures	160,221	157,902	3 to 12 years
Transportation equipment	196,485	196,109	4 to 18 years
Buildings and building improvements	246,393	224,675	10 to 40 years
Leasehold improvements	438,554	432,513	Term of lease
Land	27,902	18,784
	11,926,474	10,902,828
Less accumulated depreciation and amortization	(8,564,884)	(8,000,912)
	$3,361,590	$2,901,916

Gross amount of equipment and related accumulated amortization recorded under capital leases
At December 31, 2010 and 2009, the gross amount of equipment and related accumulated amortization recorded under capital leases were as follows:

	December 31,
	2010	2009

Equipment	$42,790	$42,670
Less accumulated amortization	(21,325)	(19,185)
	$21,465	$23,485